Long Term Debt, Net And Notes Payable To Founder (Narrative) (Detail)	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 13, 2017 USD ($)	Oct. 31, 2015	Jun. 02, 2015 USD ($)
Debt Instrument [Line Items]
Senior secured revolving credit facility			$ 75,065,000		$ 40,622,000	$ 152,000,000
Letter of credit outstanding					$ 7,600,000	65,000
Debt covenant compliance description					At December 31, 2016, we were in compliance with the covenants of our debt agreements
Period following closing additional borrowings can be made			120 days
Notes payable to founder			$ 27,861,000		$ 26,957,000	25,748,000
Interest on notes payable to founder			904,000	$ 904,000	1,209,000	1,208,000	$ 1,209,000
Deferred financing costs			9,818,000
Deferred financing costs, net			1,943,000		3,029,000	1,199,000
Amortization of deferred financing costs			2,205,000	3,004,000	3,905,000	3,392,000	$ 2,885,000
Loss on extinguishment of debt					$ (18,151,000)
Face value of senior notes issued			500,000,000
Debt Instrument, Customary events of default					The credit facility and the 2024 Notes contain customary events of default. If an event of default occurs and is continuing, the holders of such indebtedness may elect to declare all the funds borrowed to be immediately due and payable with accrued and unpaid interest. Borrowings under other debt instruments that contain cross-acceleration or cross-default provisions may also be accelerated and become due and payable.
Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Margin interest rate					50.00%
Eurodollar [Member]
Debt Instrument [Line Items]
Margin interest rate					1.00%
6th Amended And Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility borrowing base					$ 40,600,000
7.875% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Notes payable			$ 500,000,000		$ 500,000,000
Stated interest rate of senior notes			7.875%		7.875%
Maturity date of debt			Dec. 15, 2024		Dec. 15, 2024
First annual payment date			06-15		June 15
Second annual payment date			12-15		December 15
Redemption percentage of aggregate principle			65.00%		65.00%
Redemption price due to specific change of control events			101.00%
Deferred financing costs			$ 9,818,000		$ 10,717,000	7,823,000
Net proceeds					$ 491,300,000
7.875% Senior Unsecured Notes Due 2024 [Member] | Prior to December 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption price			107.875%		107.875%
Redemption price plus make-whole premium			100.00%
7.875% Senior Unsecured Notes Due 2024 [Member] | Twelve Mos Beginning December 15, 2022 [Member]
Debt Instrument [Line Items]
Redemption price			100.00%		100.00%
7.875% Senior Unsecured Notes Due 2024 [Member] | Twelve Mos Beginning December 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption price			105.906%		105.906%
7.875% Senior Unsecured Notes Due 2024 [Member] | Twelve Mos Beginning December 15, 2020 [Member]
Debt Instrument [Line Items]
Redemption price			103.938%		103.938%
7.875% Senior Unsecured Notes Due 2024 [Member] | Twelve Mos Beginning December 15, 2021 [Member]
Debt Instrument [Line Items]
Redemption price			101.969%		101.969%
7.875% Senior Unsecured Notes Due 2024 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Redemption percentage of Senior Notes			35.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price					101.00%
Face value of senior notes issued					$ 450,000,000
9.625% Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Notes payable						$ 448,598,000
Stated interest rate of senior notes					9.625%	9.625%
Maturity date of debt						Oct. 15, 2018
Amortization of deferred financing costs					$ 5,100,000
Loss on extinguishment of debt					13,500,000
Deferred financing cost write-off					3,200,000
Repurchase amount					459,400,000
Unamortized discount write-off					900,000
Unamortized premium					2,500,000
Interest expense					6,900,000
Credit Facility Term Loan Facility And Senior Notes [Member]
Debt Instrument [Line Items]
Deferred financing costs					13,700,000
Term Loan Facility And Senior Notes [Member]
Debt Instrument [Line Items]
Deferred financing costs					10,700,000
Credit Facility And Senior Notes [Member]
Debt Instrument [Line Items]
Deferred financing costs			$ 11,800,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility borrowing base	$ 300,000,000		315,000,000					$ 287,500,000
Line of Credit Facility, Remaining borrowing capacity			234,600,000
Letter of credit outstanding			$ 5,300,000		$ 7,600,000
Date of maturity of credit facility			Nov. 10, 2020
Margin interest rate		25.00%
Credit facility interest rate			4.75%		4.00%	2.89%
Pro forma leverage ratio			3.00		3.00
Percent of unused distribution			20.00%		20.00%
Debt covenants description			The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect.The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses ("EBITDAX") over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0.		The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect. As of December 31, 2016, the covenants of the Company's credit facility prohibit it from making any distributions. The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses ("EBITDAX") over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0, commencing with the fiscal quarter ending December 31, 2016.
Minimum Working Capital Ratio			1.0		1.0
Maximum Leverage Ratio			4.0		4.0
Debt covenant compliance description			As of September 30, 2017, we were in compliance with all financial covenants of the credit facility.
Debt instrument collateral					The principal amount is payable at maturity. The credit facility borrowing base is redetermined semi-annually, on or about May 1 and November 1 of each year. The credit facility is secured by substantially all of our oil and natural gas properties and is based on our proved reserves and the value attributed to those reserves.
Deferred financing costs					$ 3,000,000
Credit facility amount		$ 500,000,000
Senior Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility applicable interest rate, description					the London Interbank Offered Rate ("LIBOR") plus applicable margins ranging from 2.75% and 3.75%
Leverage rate			3.25%		3.25%
Senior Secured Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Credit facility applicable interest rate, description					plus a margin ranging from 1.75% to 2.75%
Leverage rate					3.25%
Senior Secured Revolving Credit Facility [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Margin interest rate			1.00%
Senior Secured Revolving Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Margin interest rate			2.75%		2.75%
Exceeded leverage rate			3.00%		3.00%
Senior Secured Revolving Credit Facility [Member] | Minimum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Margin interest rate			1.75%
Exceeded leverage rate			2.00%		2.00%
Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Cash distribution to a limited partner			$ 1,000,000
Senior Secured Revolving Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Margin interest rate			3.75%		3.75%
Exceeded leverage rate			4.00%		4.00%
Senior Secured Revolving Credit Facility [Member] | Maximum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Margin interest rate			2.75%
Exceeded leverage rate			3.00%		3.00%
Senior Secured Revolving Credit Facility [Member] | 6th Amended And Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining borrowing capacity					$ 239,300,000
Senior Secured Revolving Credit Facility [Member] | 7th Amended And Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility applicable interest rate, description			The London Interbank Offered Rate ("LIBOR") plus applicable margins ranging from 2.75% and 3.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing based utilized, and ranging from 3.00% to 4.00% if our leverage ratio exceeds 3.25 to 1.00.
Amended And Restated Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility borrowing base					$ 287,500,000
Margin interest rate	50.00%
Maturity date of debt					Nov. 10, 2020
Credit facility amount	$ 750,000,000
Percentage of proven reserves value	90.00%								85.00%
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Amount borrowed										$ 125,000,000
Net proceeds used to pay down outstanding amounts under existing credit facility					$ 127,700,000
Prepayment premium					2,500,000
Loss on extinguishment of debt					4,700,000
Deferred financing cost write-off					$ 2,000,000
Notes Payable To Founder [Member]
Debt Instrument [Line Items]
Maturity date of debt			Dec. 31, 2021		Dec. 31, 2021		Dec. 31, 2018
Effective rate of interest			10.00%		10.00%	10.00%
Notes payable to founder			$ 27,900,000		$ 27,000,000
Conversion feature, notes payable to founder			Our founder shall convert the notes into shares of common stock of High Mesa upon certain conditions, in the event of a liquidity event as defined Note 13.
ayment terms, notes payable to founder			Interest and principal are payable at maturity.
Debt instrument collateral			These Founder Notes are subordinate to the paid-in-kind notes of High Mesa. The Founder Notes are also subordinated to the rights of High Mesa Holdings, LP ("HMH") and Riverstone VI Alta Mesa Holdings, L.P. ("Riverstone") to receive distributions under our Amended Partnership Agreement and subordinated to the rights of the holders of Series B preferred stock of High Mesa to receive payments.		These founder notes are unsecured and are subordinate to all debt. In connection with the March 25, 2014 recapitalization of our Class B partner described in Note 16, the founder notes were amended and restated to subordinate them to the paid in kind notes of our Class B partner. The founder notes were also subordinated to the rights of the holders of Class B units to receive distributions under our partnership agreement, as amended, and subordinated to the rights of the holders of Series B preferred stock to receive payments.
Interest on notes payable to founder			$ 900,000	$ 900,000